Consolidated portfolio of investments—September 30, 2022 (unaudited)

	Yield	Shares	Value
Short-term investments: 84.77%
Investment companies: 36.58%
Allspring Government Money Market Fund Select Class ♠∞*	2.75%	19,083,458	$19,083,458

			Maturity date	Principal
U.S. Treasury securities: 48.19%
U.S. Treasury Bill ¤#		2.35	12-29-2022	$ 7,750,000	7,690,041
U.S. Treasury Bill ¤#		2.68	6-15-2023	2,750,000	2,679,547
U.S. Treasury Bill ¤		2.74	1-12-2023	14,900,000	14,765,249
					25,134,837
Total Short-term investments (Cost $44,269,265)					44,218,295
Total investments in securities (Cost $44,269,265)	84.77%				44,218,295
Other assets and liabilities, net	15.23				7,945,847
Total net assets	100.00%				$52,164,142

¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated subsidiary.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$26,833,161	$20,411,403	$(28,161,106)	$0	$0	$19,083,458	19,083,458	$105,993
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
11,554,000 BRL	2,219,452 USD	Goldman Sachs International	10-19-2022	$0	$(85,611)
1,197,000 GBP	1,386,148 USD	Goldman Sachs International	10-19-2022	0	(49,205)
2,679,000 ZAR	153,216 USD	Goldman Sachs International	10-19-2022	0	(5,406)
624,568,000 HUF	1,527,777 USD	Goldman Sachs International	10-19-2022	0	(87,165)
17,214,575,000 IDR	1,152,787 USD	Goldman Sachs International	10-19-2022	0	(22,802)
117,000 INR	1,470 USD	Goldman Sachs International	10-19-2022	0	(34)
319,192,000 JPY	2,245,766 USD	Goldman Sachs International	10-19-2022	0	(37,286)
2,333,000 EUR	2,335,989 USD	Goldman Sachs International	10-19-2022	0	(47,182)
48,709,000 CZK	1,978,219 USD	Goldman Sachs International	10-19-2022	0	(40,443)
6,831,000 PLN	1,440,004 USD	Goldman Sachs International	10-19-2022	0	(65,172)
49,663,000 MXN	2,470,421 USD	Goldman Sachs International	10-19-2022	0	(11,264)
1,934,792,000 CLP	2,107,364 USD	Goldman Sachs International	10-19-2022	0	(112,604)
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  1

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,652,694 USD	2,746,000 NZD	Goldman Sachs International	10-19-2022	$115,812	$0
525,072 USD	5,596,000 SEK	Goldman Sachs International	10-19-2022	20,490	0
5,021,924 USD	6,606,000 CAD	Goldman Sachs International	10-19-2022	239,830	0
11,173,861 USD	10,700,000 CHF	Goldman Sachs International	10-19-2022	315,371	0
1,013,181 USD	1,410,226,000 KRW	Goldman Sachs International	10-19-2022	27,267	0
5,686,569 USD	57,336,000 NOK	Goldman Sachs International	10-19-2022	420,583	0
7,426,248 USD	10,996,000 AUD	Goldman Sachs International	10-19-2022	391,608	0
				$1,530,961	$(564,174)
See accompanying consolidated notes to portfolio of investments

2  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Natural Gas Futures**	5	10-27-2022	$465,556	$338,300	$0	$(127,256)
Brent Crude Futures**	7	10-31-2022	642,548	595,980	0	(46,568)
NY Harbor Ultra-Low Sulfur Diesel Futures**	1	10-31-2022	144,345	135,307	0	(9,038)
Low Sugar Gas Oil Futures**	9	11-10-2022	891,373	847,575	0	(43,798)
London Metal Exchange Zinc Futures**	1	11-14-2022	81,448	75,025	0	(6,423)
Soybean Futures**	10	11-14-2022	703,163	682,375	0	(20,788)
Cotton #2 Futures**	41	12-7-2022	2,165,949	1,749,470	0	(416,479)
Euro-Bund Futures	76	12-8-2022	10,823,426	10,315,263	0	(508,163)
TOPIX Index	4	12-8-2022	534,177	507,428	0	(26,749)
10-Year Japanese Treasury Bonds	10	12-13-2022	10,251,566	10,246,666	0	(4,900)
KC Hard Red Winter Wheat Futures**	19	12-14-2022	846,498	941,925	95,427	0
Lean Hogs Futures**	23	12-14-2022	817,138	701,270	0	(115,868)
Soybean Meal Futures**	36	12-14-2022	1,446,680	1,450,800	4,120	0
Soybean Oil Futures**	7	12-14-2022	270,831	258,552	0	(12,279)
FTSE 100 Index	6	12-16-2022	496,764	463,223	0	(33,541)
London Metal Exchange Copper Futures**	1	12-19-2022	189,467	189,475	8	0
Silver Futures**	6	12-28-2022	593,854	571,170	0	(22,684)
Short
WTI Crude Futures**	(2)	10-20-2022	(173,363)	(158,980)	14,383	0
CAC 40 Index	(7)	10-21-2022	(431,538)	(395,396)	36,142	0
Gasoline RBOB Futures**	(7)	10-31-2022	(690,465)	(696,721)	0	(6,256)
London Metal Exchange Aluminium Futures**	(25)	11-14-2022	(1,436,783)	(1,345,781)	91,002	0
London Metal Exchange Lead Futures**	(25)	11-14-2022	(1,188,296)	(1,195,625)	0	(7,329)
London Metal Exchange Nickel Futures**	(4)	11-14-2022	(488,237)	(505,320)	0	(17,083)
Cocoa Futures**	(8)	12-14-2022	(194,369)	(188,320)	6,049	0
Corn Futures**	(11)	12-14-2022	(364,745)	(372,625)	0	(7,880)
Wheat Futures**	(19)	12-14-2022	(762,540)	(875,425)	0	(112,885)
10-Year Australian Treasury Bonds	(180)	12-15-2022	(13,826,332)	(13,484,441)	341,891	0
S&P/TSX 60 Index	(3)	12-15-2022	(518,980)	(484,743)	34,237	0
SPI 200 Index	(4)	12-15-2022	(447,043)	(413,598)	33,445	0
DAX Index Futures	(1)	12-16-2022	(326,157)	(297,298)	28,859	0
E-Mini Nasdaq 100 Index	(2)	12-16-2022	(512,885)	(441,420)	71,465	0
E-Mini Russell 2000 Index	(4)	12-16-2022	(382,650)	(333,960)	48,690	0
E-Mini S&P 500 Index	(2)	12-16-2022	(412,985)	(360,150)	52,835	0
Euro STOXX 50 Futures	(12)	12-16-2022	(421,889)	(389,864)	32,025	0
MSCI Emerging Markets Index	(9)	12-16-2022	(435,936)	(392,175)	43,761	0
10-Year Canadian Treasury Bonds	(183)	12-19-2022	(16,541,284)	(16,373,092)	168,192	0
Coffee C Futures**	(10)	12-19-2022	(876,055)	(830,813)	45,242	0
10-Year U.S. Treasury Notes	(91)	12-20-2022	(10,554,338)	(10,197,688)	356,650	0
Live Cattle Futures**	(47)	12-30-2022	(2,850,058)	(2,764,540)	85,518	0
Sugar #11 World Futures**	(57)	2-28-2023	(1,142,369)	(1,128,691)	13,678	0
					$1,603,619	$(1,545,967)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated subsidiary.
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  3

Consolidated portfolio of investments—September 30, 2022 (unaudited)

OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap†	Goldman Sachs International	Monthly	2-1-2024	$4,767,604	$4,223,260	$0	$(544,344)

†	The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.
The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
HKT Trust & HKT Limited	47,000	$55,047	1.30%
Spark New Zealand Limited	23,333	65,280	1.55
Vision Incorporated	5,600	53,058	1.26
Entertainment
Avex Incorporated	5,600	59,616	1.41
Toho Company Limited Tokyo	1,700	61,817	1.46
Universal Music Group NV	4,185	78,385	1.86
Interactive media & services
Auto Trader Group plc	22,572	128,007	3.03
Kakaku.com Incorporated	5,300	89,815	2.13
Scout24 AG	907	45,450	1.07
Media
Sirius XM Holdings Incorporated	8,727	49,831	1.18
Wireless telecommunication services
Tele2 AB Class B	10,352	89,334	2.11
		775,640
Consumer discretionary
Automobiles
Isuzu Motors Limited	7,200	79,613	1.89
Mazda Motor Corporation	13,300	88,314	2.09
Diversified consumer services
H&R Block Incorporated	1,226	52,154	1.23
Hotels, restaurants & leisure
Aramark	1,531	47,767	1.13
Domino's Pizza Enterprises Limited	1,743	57,426	1.36
Hilton Worldwide Holdings Incorporated	385	46,439	1.10
La Francaise des Jeux SA	1,486	44,081	1.04
Sodexho Alliance SA	584	43,858	1.04
Yum! Brands Incorporated	1,070	113,784	2.70
Household durables
Iida Group Holdings Company Limited	4,100	55,499	1.31
Internet & direct marketing retail
ZOZO Incorporated	2,300	46,040	1.09
See accompanying consolidated notes to portfolio of investments

4  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Leisure products
Globeride Incorporated	3,000	$44,668	1.06%
Specialty retail
AutoZone Incorporated	24	51,406	1.22
Bath & Body Works Incorporated	1,475	48,085	1.14
Textiles, apparel & luxury goods
Gildan Activewear Incorporated	4,200	118,732	2.81
Pandora AS	1,241	58,037	1.37
		995,903
Consumer staples
Food & staples retailing
Ingles Markets Incorporated Class A	647	51,249	1.21
Kobe Bussan Company Limited	1,900	45,709	1.08
SpartanNash Company	2,731	79,254	1.88
The Kroger Company	1,582	69,212	1.64
Food products
Cal-Maine Foods Incorporated	897	49,864	1.18
Kellogg Company	914	63,669	1.51
The Hershey Company	373	82,235	1.95
Tyson Foods Incorporated Class A	821	54,129	1.28
Household products
Church & Dwight Company Incorporated	970	69,297	1.64
Personal products
Pola Orbis Holdings Incorporated	7,300	82,452	1.95
		647,070
Energy
Oil, gas & consumable fuels
Centrus Energy Corporation Class A	1,304	53,438	1.27
Idemitsu Kosan Company Limited	3,300	71,720	1.70
Origin Energy Limited	15,695	52,075	1.23
		177,233
Financials
Banks
Banco Bilbao Vizcaya Argentaria SA	13,643	61,200	1.45
Capital markets
Cboe Global Markets Incorporated	448	52,582	1.25
FactSet Research Systems Incorporated	241	96,427	2.28
Onex Corporation	1,000	45,868	1.09
SEI Investments Company	2,647	129,835	3.07
TMX Group Limited	700	64,388	1.52
Diversified financial services
A-Mark Precious Metals Incorporated	1,912	54,282	1.29
Exor NV	1,438	92,282	2.19
Financial Products Group Company Limited	6,000	46,916	1.11
Wendel SA	893	63,916	1.51
Insurance
American Financial Group Incorporated	597	73,389	1.74
Assurant Incorporated	703	102,125	2.42
Erie Indemnity Company Class A	650	144,502	3.42
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  5

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Insurance (continued)
Fairfax Financial Holdings Limited	100	$45,672	1.08%
Medibank Private Limited	36,691	82,010	1.94
		1,155,394
Health care
Biotechnology
Biogen Incorporated	409	109,203	2.59
Catalyst Pharmaceuticals Incorporated	4,857	62,315	1.48
Deciphera Pharmaceuticals Incorporated	3,732	69,042	1.63
Enanta Pharmaceuticals Incorporated	876	45,438	1.08
Gossamer Bio Incorporated	4,764	57,073	1.35
Regeneron Pharmaceuticals Incorporated	105	72,332	1.71
Health care equipment & supplies
Atrion Corporation	77	43,505	1.03
BioMerieux Incorporated	634	50,149	1.19
Getinge AB Class B	2,582	44,155	1.04
Masimo Corporation	347	48,983	1.16
Health care providers & services
Cross Country Healthcare Incorporated	2,398	68,031	1.61
Health care technology
NextGen Healthcare Incorporated	2,934	51,932	1.23
Pharmaceuticals
Aerie Pharmaceuticals Incorporated	5,308	80,310	1.90
Bristol-Myers Squibb Company	874	62,133	1.47
Ipsen SA	769	71,171	1.69
Orion Oyj Class B	3,904	164,387	3.89
		1,100,159
Industrials
Aerospace & defense
General Dynamics Corporation	206	43,707	1.03
Northrop Grumman Corporation	129	60,671	1.44
Air freight & logistics
C.H. Robinson Worldwide Incorporated	732	70,499	1.67
Building products
Apogee Enterprises Incorporated	1,106	42,271	1.00
Electrical equipment
ABB Limited	2,781	71,804	1.70
Fuji Electric Holdings Company Limited	1,800	65,972	1.56
Prysmian SpA	2,498	71,552	1.70
Industrial conglomerates
DCC plc	866	44,974	1.07
Keppel Corporation Limited	10,200	49,081	1.16
Machinery
Hino Motors Limited	20,100	83,101	1.97
Wabash National Corporation	3,312	51,535	1.22
Professional services
Persol Holdings Company Limited	6,600	122,089	2.89
Robert Half International Incorporated	1,106	84,609	2.00
TrueBlue Incorporated	2,833	54,054	1.28
Road & rail
J.B. Hunt Transport Services Incorporated	442	69,138	1.63
Knight-Swift Transportation Holdings Incorporated	1,718	84,062	1.99
See accompanying consolidated notes to portfolio of investments

6  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Road & rail (continued)
Nippon Express Holdings Incorporated	2,000	$101,658	2.41%
Old Dominion Freight Line Incorporated	251	62,441	1.48
Trading companies & distributors
W.W. Grainger Incorporated	188	91,968	2.18
		1,325,186
Information technology
Communications equipment
Juniper Networks Incorporated	2,336	61,016	1.45
Electronic equipment, instruments & components
Arrow Electronics Incorporated	989	91,176	2.16
Esprinet SpA	8,088	49,033	1.16
Japan Display Incorporated	150,800	47,964	1.14
Venture Corporation Limited	7,600	86,358	2.04
IT services
Cognizant Technology Solutions Corporation Class A	2,004	115,110	2.72
CSG Systems International Incorporated	955	50,500	1.20
Gartner Incorporated	328	90,754	2.15
Jack Henry & Associates Incorporated	877	159,851	3.78
VeriSign Incorporated	454	78,860	1.87
Software
Cadence Design Systems Incorporated	391	63,901	1.51
Concensus Cloud Solution	1,468	69,436	1.64
Dropbox Incorporated Class A	2,915	60,399	1.43
Fair Isaac Corporation	306	126,075	2.98
Guidewire Software Incorporated	848	52,220	1.24
Nemetschek SE	927	44,002	1.04
Open Text Corporation (Toronto Exchange)	3,800	100,437	2.38
The Sage Group plc	22,785	175,594	4.16
Verint Systems Incorporated	1,330	44,661	1.06
Technology hardware, storage & peripherals
Avid Technology Incorporated	2,012	46,799	1.11
		1,614,146
Materials
Chemicals
CF Industries Holdings Incorporated	629	60,541	1.43
Nufarm Limited	15,291	49,002	1.16
Containers & packaging
Orora Limited	31,262	60,268	1.43
Metals & mining
Suncoke Energy Incorporated	7,394	42,959	1.02
		212,770
Real estate
Equity REITs
Apartment Investment & Management Company Class A	7,500	54,750	1.30
Primaris REIT	5,500	50,925	1.20
Real estate management & development
Daito Trust Construction Company Limited	1,300	121,605	2.88
Sino Land Company	44,000	57,874	1.37
		285,154
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  7

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Utilities
Electric utilities
CK Infrastructure Holdings Limited	8,500	$43,353	1.03%
Red Eléctrica Corporacion SA	3,309	50,778	1.20
Multi-utilities
SembCorp Industries Limited	25,700	54,893	1.30
		149,024

	Dividend yield
Preferred stocks
Consumer discretionary
Automobiles
Bayerische Motoren Werke AG	9.28%	1,339	86,952	2.06
Short positions
Common stocks
Communication services
Diversified telecommunication services
Cellnex Telecom SA		(2,731)	(84,242)	(2.00)
Verizon Communications Incorporated		(1,257)	(47,728)	(1.13)
Entertainment
Embracer Group AB		(8,811)	(52,224)	(1.24)
Interactive media & services
Adevinta ASA		(11,010)	(65,594)	(1.55)
Z Holdings Corporation		(16,200)	(42,941)	(1.02)
Wireless telecommunication services
Softbank Group Corporation		(1,500)	(50,837)	(1.20)
			(343,566)
Consumer discretionary
Automobiles
Lucid Group Incorporated		(3,948)	(55,154)	(1.31)
Rivian Automotive Incorporated Class A		(2,572)	(84,644)	(2.00)
Household durables
Sony Corporation		(1,700)	(109,505)	(2.59)
Internet & direct marketing retail
Rakuten Incorporated		(12,800)	(54,777)	(1.30)
Specialty retail
Fast Retailing Company Limited		(100)	(52,995)	(1.26)
Floor & Decor Holdings Inc Class A		(924)	(64,920)	(1.54)
Hikari Tsushin Incorporated		(400)	(46,988)	(1.11)
RH		(174)	(42,816)	(1.01)
Yamada Holdings Company Limited		(13,800)	(45,410)	(1.08)
Textiles, apparel & luxury goods
LVMH Moet Hennessy Louis Vuitton SE		(139)	(81,951)	(1.94)
			(639,160)
Consumer staples
Beverages
Asahi Group Holdings Limited		(1,600)	(49,882)	(1.18)
See accompanying consolidated notes to portfolio of investments

8  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Food & staples retailing
Aeon Company Limited	(7,500)	$(140,051)	(3.32)%
Kusuri no Aoki Holdings Company Limited	(1,100)	(51,851)	(1.23)
Seven & I Holdings Company Limited	(2,000)	(80,340)	(1.90)
Woolworths Group Limited	(2,221)	(48,264)	(1.14)
Food products
Nestle SA	(674)	(72,898)	(1.72)
Tobacco
Japan Tobacco Incorporated	(3,000)	(49,298)	(1.17)
		(492,584)
Energy
Oil, gas & consumable fuels
Enbridge Incorporated	(1,200)	(44,496)	(1.05)
Nexgen Energy Limited	(12,500)	(45,426)	(1.08)
Santos Limited	(10,017)	(46,274)	(1.10)
TC Energy Corporation	(1,900)	(76,531)	(1.81)
		(212,727)
Financials
Banks
Commerce Bancshares Incorporated	(642)	(42,475)	(1.01)
JPMorgan Chase & Company	(703)	(73,464)	(1.74)
The Commonwealth Bank of Australia	(744)	(43,282)	(1.02)
Capital markets
Matsui Securities Company Limited	(9,800)	(52,852)	(1.25)
The Charles Schwab Corporation	(889)	(63,893)	(1.52)
Diversified financial services
Banca Mediolanum SpA	(6,938)	(43,447)	(1.03)
Groupe Bruxelles Lambert SA	(672)	(46,996)	(1.11)
Insurance
AIA Group Limited	(13,800)	(114,897)	(2.72)
Allianz SE	(396)	(62,383)	(1.48)
Great-West Lifeco Incorporated	(3,000)	(64,763)	(1.53)
Phoenix Group Holdings plc	(15,892)	(92,553)	(2.19)
		(701,005)
Health care
Biotechnology
Exact Sciences Corporations	(1,513)	(49,157)	(1.17)
Sage Therapeutics Incorporated	(1,643)	(64,340)	(1.52)
Verve Therapeutics Incorporated	(1,393)	(47,850)	(1.13)
Health care providers & services
HealthEquity Incorporated	(701)	(47,086)	(1.12)
UnitedHealth Group Incorporated	(88)	(44,443)	(1.05)
Pharmaceuticals
Arvinas Incorporated	(1,226)	(54,545)	(1.29)
Astrazeneca plc	(544)	(59,802)	(1.42)
Cassava Sciences Incorporated	(1,358)	(56,791)	(1.34)
		(424,014)
Industrials
Aerospace & defense
Airbus SE	(544)	(46,893)	(1.11)
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Aerospace & defense (continued)
Axon Enterprise Inc	(441)	$(51,046)	(1.21)%
Safran SA	(515)	(46,860)	(1.11)
Transdigm Group Incorporated	(109)	(57,205)	(1.35)
Building products
Daikin Industries Limited	(600)	(92,321)	(2.19)
Commercial services & supplies
MSA Safety Incorporated	(395)	(43,166)	(1.02)
Construction & engineering
Vinci SA	(1,009)	(81,588)	(1.93)
Willscot Mobile Mini Holdings Corporation	(1,630)	(65,738)	(1.56)
Electrical equipment
Plug Power Incorporated	(3,313)	(69,606)	(1.65)
Sunrun Incorporated	(1,962)	(54,132)	(1.28)
Machinery
Alstom SA	(3,684)	(59,591)	(1.41)
FANUC Corporation	(500)	(70,207)	(1.66)
Toyota Industries Corporation	(2,100)	(100,319)	(2.38)
Professional services
Clarivate plc	(6,817)	(64,012)	(1.52)
Costar Group Incorporated	(1,016)	(70,764)	(1.67)
Road & rail
Uber Technologies Incorporated	(3,448)	(91,372)	(2.16)
		(1,064,820)
Information technology
Electronic equipment, instruments & components
Teledyne Technologies Incorporated	(176)	(59,394)	(1.40)
IT services
Paypal Holdings Incorporated	(513)	(44,154)	(1.05)
WEX Incorporated	(364)	(46,206)	(1.09)
Worldline SA	(1,700)	(67,194)	(1.59)
Semiconductors & semiconductor equipment
Analog Devices Incorporated	(666)	(92,800)	(2.20)
Infineon Technologies AG	(2,394)	(52,390)	(1.24)
Marvell Technology Incorporated	(1,082)	(46,429)	(1.10)
Wolfspeed Incorporated	(524)	(54,161)	(1.28)
Software
Aveva Group plc	(3,241)	(111,822)	(2.65)
Lightspeed Commerce Incorporated	(2,700)	(47,517)	(1.13)
salesforce.com Incorporated	(505)	(72,639)	(1.72)
Xero Limited	(1,035)	(47,896)	(1.13)
		(742,602)
Materials
Chemicals
International Flavors & Fragrances Incorporated	(1,146)	(104,091)	(2.47)
Nippon Paint Holdings Company Limited	(6,400)	(43,232)	(1.02)
Metals & mining
De Grey Mining Limited	(69,330)	(45,809)	(1.08)
Ivanhoe Mines Limited Class A	(15,400)	(99,110)	(2.35)
Lithium Americas Corporation	(2,900)	(76,103)	(1.80)
Vulcan Energy Resources Limited	(9,892)	(46,534)	(1.10)
		(414,879)
See accompanying consolidated notes to portfolio of investments

10  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—September 30, 2022 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Real estate
Equity REITs
Advance Residence Investment Corporation	(20)	$(49,057)	(1.16)%
Alexandria Real Estate Equities Incorporated	(307)	(43,038)	(1.02)
American Tower Corporation	(300)	(64,410)	(1.53)
Japan Prime Realty Investment Corporation	(17)	(46,244)	(1.09)
Nippon Building Fund Incorporated	(25)	(110,012)	(2.60)
Realty Income Corporation	(1,907)	(110,988)	(2.63)
Real estate management & development
Capitaland Investment Limited	(26,400)	(63,515)	(1.51)
		(487,264)
Utilities
Electric utilities
Enel SpA	(11,063)	(45,372)	(1.07)
Nextera Energy Incorporated	(877)	(68,765)	(1.63)
		(114,137)

Abbreviations:
REIT	Real estate investment trust
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  11

Notes to consolidated portfolio of investments—September 30, 2022 (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2022, the Subsidiary had $6,290,330 of investments in affiliates and cash at broker segregated for futures contacts representing 99.43% of its assets. As of September 30, 2022, the Fund held $6,326,224 in the Subsidiary, representing 12.13% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Global Investments, LLC ("Allspring Global Investments").
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the

12  |  Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—September 30, 2022 (unaudited)

contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary's payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter ("OTC") market (“OTC swaps”)or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded as the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the

Allspring Alternative Risk Premia Fund  |  13

Notes to consolidated portfolio of investments—September 30, 2022 (unaudited)

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inpouts (level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$19,083,458	$0	$0	$19,083,458
U.S. Treasury Securities	25,134,837	0	0	25,134,837
	44,218,295	0	0	44,218,295
Forward foreign currency contracts	0	1,530,961	0	1,530,961
Futures contracts	1,603,619	0	0	1,603,619
Total assets	$45,821,914	$1,530,961	$0	$47,352,875
Liabilitites
Forward foreign currency contracts	$0	$564,174	$0	$564,174
Futures contracts	1,545,967	0	0	1,545,967
Swap contracts	0	544,344	0	544,344
Total liabilities	$1,545,967	$1,108,518	$0	$2,654,485
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of September 30, 2022, $7,885,297 was segregated as cash collateral for open futures contracts. The Fund also had $500,000 cash collateral due to broker for open forward foreign currency contracts.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

14  |  Allspring Alternative Risk Premia Fund